Securitizations and Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2017
Securitizations and Variable Interest Entities
Fair value of retained interests

	Billions of yen
	March 31, 2017
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥308	¥—	¥308	¥308	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	0	0	—	0

Total	¥—	¥308	¥0	¥308	¥308	¥0

	Billions of yen
	September 30, 2017
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥200	¥—	¥200	¥200	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	0	0	—	0

Total	¥—	¥200	¥0	¥200	¥200	¥0

Fair value of firm's retained interests and sensitivity of this fair value

	Billions of yen, except percentages
	Material retained interests held(1)
	March 31, 2017	September 30, 2017
Fair value of retained interests(1)	¥285	¥175
Weighted-average life (Years)	7.3	6.2
Constant prepayment rate	2.8%	7.2%
Impact of 10% adverse change	(1.5)	(1.7)
Impact of 20% adverse change	(3.0)	(3.3)
Discount rate	3.4%	3.4%
Impact of 10% adverse change	(1.7)	(0.9)
Impact of 20% adverse change	(3.3)	(1.7)

(1)	The sensitivity analysis covers the material retained interests held of ¥285 billion out of ¥308 billion as of March 31, 2017 and ¥175 billion out of ¥200 billion as of September 30, 2017.
Nomura considers the amount and the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type and carrying value of financial assets

	Billions of yen
	March 31, 2017	September 30, 2017
Assets
Trading assets
Equities	¥6	¥3
Debt securities	20	22
CMBS and RMBS	7	1
Loans	3	1

Total	¥36	¥27

Liabilities
Long-term borrowings	¥36	¥26

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31, 2017	September 30, 2017
Consolidated VIE assets
Cash and cash equivalents	¥4	¥23
Trading assets
Equities	679	762
Debt securities	682	614
CMBS and RMBS	11	42
Investment trust funds and other	11	13
Derivatives	15	16
Private equity investments	2	2
Office buildings, land, equipment and facilities	15	8
Other	44	50

Total	¥1,463	¥1,530

Consolidated VIE liabilities
Trading liabilities
Derivatives	¥18	¥19
Borrowings
Short-term borrowings	103	173
Long-term borrowings	851	891
Other	2	2

Total	¥974	¥1,085

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2017
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥65	¥—	¥65
Debt securities	109	—	109
CMBS and RMBS	3,754	—	3,754
Investment trust funds and other	146	—	146
Derivatives	0	—	2
Private equity investments	24	—	24
Loans	388	—	388
Other	10	—	10
Commitments to extend credit and other guarantees	—	—	59

Total	¥4,496	¥—	¥4,557

	Billions of yen
	September 30, 2017
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥55	¥—	¥55
Debt securities	110	—	110
CMBS and RMBS	3,169	—	3,169
Investment trust funds and other	210	—	210
Derivatives	—	—	—
Private equity investments	17	—	17
Loans	385	—	385
Other	18	—	18
Commitments to extend credit and other guarantees	—	—	62

Total	¥3,964	¥—	¥4,026